Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one right to receive one-seventh of one ordinary share(2)
Amount Registered | shares	8,280,000
Maximum Aggregate Offering Price	$ 82,800,000.00
Amount of Registration Fee	$ 12,676.68
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,280,000 units, consisting of 8,280,000 ordinary shares and 8,280,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units(3)
Amount Registered | shares	8,280,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,280,000 units, consisting of 8,280,000 ordinary shares and 8,280,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units(3)
Amount Registered | shares	8,280,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,280,000 units, consisting of 8,280,000 ordinary shares and 8,280,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of units(3)
Amount Registered | shares	1,182,857
Maximum Aggregate Offering Price	$ 11,828,570
Amount of Registration Fee	$ 1,810.95
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,280,000 units, consisting of 8,280,000 ordinary shares and 8,280,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.